Inventories	12 Months Ended
Dec. 31, 2012
Inventory [Abstract]
Inventories [Text Block]

6.       Inventories

Inventories consisted of the following components at December 31:

Millions of dollars	2012	2011
Finished goods	$3,194	$3,544
Work-in-process	266	267
Raw materials and supplies	1,615	1,688
Total inventories	$5,075	$5,499

At December 31, 2012 and 2011, approximately 90% and 88%, respectively, of our inventories were valued using the LIFO method and the remainder, excluding materials and supplies, was valued using the FIFO method. The excess of current replacement cost over LIFO cost of inventories amounted to $620 million and $467 million at December 31, 2012 and 2011, respectively.